UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue, Suite 620
         Pasadena, CA  91011

13F File Number:  028-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

 /s/ Robert Bender     Pasadena, CA     May 11, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    40

Form 13F Information Table Value Total:    $127,471 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES INC        COM              00971T101     2455    64610 SH       SOLE                        0    64610        0
AMERICAN PUBLIC EDUCATION IN   COM              02913V103     2346    57995 SH       SOLE                        0    57995        0
APPLE INC                      COM              037833100     9576    27476 SH       SOLE                        0    27476        0
BAIDU INC                      SPON ADR REP A   056752108     2092    15182 SH       SOLE                        0    15182        0
BJS RESTAURANTS INC            COM              09180C106     4117   104670 SH       SOLE                        0   104670        0
BROADCOM CORP                  CL A             111320107     4037   102504 SH       SOLE                        0   102504        0
CAVIUM NETWORKS INC            COM              14965A101     5623   125160 SH       SOLE                        0   125160        0
CELGENE CORP                   COM              151020104     3151    54722 SH       SOLE                        0    54722        0
CISCO SYS INC                  COM              17275R102     1738   101334 SH       SOLE                        0   101334        0
CLEAN ENERGY FUELS CORP        COM              184499101     2035   124267 SH       SOLE                        0   124267        0
COACH INC                      COM              189754104     3711    71320 SH       SOLE                        0    71320        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     7897    97020 SH       SOLE                        0    97020        0
CREE INC                       COM              225447101     1774    38427 SH       SOLE                        0    38427        0
FIRST SOLAR INC                COM              336433107     3277    20377 SH       SOLE                        0    20377        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     3596    64736 SH       SOLE                        0    64736        0
GILEAD SCIENCES INC            COM              375558103     3035    71456 SH       SOLE                        0    71456        0
GOOGLE INC                     CL A             38259P508     3972     6770 SH       SOLE                        0     6770        0
HARBIN ELECTRIC INC            COM              41145W109      342    16550 SH       SOLE                        0    16550        0
ILLUMINA INC                   COM              452327109     6679    95326 SH       SOLE                        0    95326        0
INTUITIVE SURGICAL INC         COM NEW          46120E602     6408    19216 SH       SOLE                        0    19216        0
LULULEMON ATHLETICA INC        COM              550021109     6280    70520 SH       SOLE                        0    70520        0
LUMBER LIQUIDATORS HLDGS INC   COM              55003T107     3130   125260 SH       SOLE                        0   125260        0
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100     1872    74305 SH       SOLE                        0    74305        0
MIPS TECHNOLOGIES INC          COM              604567107     1284   122380 SH       SOLE                        0   122380        0
NETAPP INC                     COM              64110D104     4900   101776 SH       SOLE                        0   101776        0
NETFLIX INC                    COM              64110l106      357     1500 SH       SOLE                        0     1500        0
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107     2400    23981 SH       SOLE                        0    23981        0
NILE THERAPEUTICS INC          COM              654145101       39    47500 SH       SOLE                        0    47500        0
POWER INTEGRATIONS INC         COM              739276103     2789    72763 SH       SOLE                        0    72763        0
QUALCOMM INC                   COM              747525103     3597    65597 SH       SOLE                        0    65597        0
RUE21 INC                      COM              781295100      208     7250 SH       SOLE                        0     7250        0
SOUTHWESTERN ENERGY CO         COM              845467109     1715    39910 SH       SOLE                        0    39910        0
STARBUCKS CORP                 COM              855244109     2226    60242 SH       SOLE                        0    60242        0
SUNPOWER CORP                  COM CL A         867652109      534    31140 SH       SOLE                        0    31140        0
TESSERA TECHNOLOGIES INC       COM              88164L100     1218    66695 SH       SOLE                        0    66695        0
UNITED THERAPEUTICS CORP DEL   COM              91307C102     3693    55105 SH       SOLE                        0    55105        0
URBAN OUTFITTERS INC           COM              917047102      241     5700 SH       SOLE                        0     5700        0
VISTAPRINT N V                 SHS              N93540107     4937    95122 SH       SOLE                        0    95122        0
VMWARE INC                     CL A COM         928563402     5536    67892 SH       SOLE                        0    67892        0
ZUMIEZ INC                     COM              989817101     2654   100414 SH       SOLE                        0   100414        0